Document and Entity Information	Oct. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 25, 2021
Entity Registrant Name	AMERICAN AIRLINES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2691
Entity Tax Identification Number	13-1502798
Entity Address, Address Line One	1 Skyview Drive
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76155
City Area Code	682
Local Phone Number	278-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000004515